UMB FUND SERVICES, INC.
235 West Galena Street
Milwaukee, Wisconsin 53212
(414) 299-2000
Fax: (414) 299-2466

October 5, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Green Century Funds
Filing Pursuant to Rule 497(j)
(33-41692 and 811-06351)

Dear Sir or Madam:

On behalf of the above-referenced registered investment company, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Green Century Funds (the "Trust") hereby certifies that the form of Prospectus and Statement of Additional Information for the Green Century MSCI International Index Fund, a new series of the Trust, that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 44 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment which is the most recent amendment to such Registration Statement and was filed electronically on September 30, 2016.

Please contact the undersigned at (414) 299-2000 with any questions about this certificate.

Very truly yours,

/s/ Todd Hoenecke
Fund Administration Manager